Supplement dated July 13, 2023
to the Summary Prospectus, as supplemented, of the following fund:
Fund	Summary Prospectus Dated
Columbia ETF Trust I
Columbia U.S. ESG Equity Income ETF	3/1/2023
Effective immediately, portfolio manager information under Fund Management is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2016
Henry Hom, CFA	Portfolio Manager	Portfolio Manager	July 2023
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP272_10_003_(07/23)